Transactions with Related Parties - Schedule of Interest Expense from Related Parties (Detail)	6 Months Ended
Jun. 30, 2020 USD ($)
Disclosure Of Transactions Between Related Parties [Line Items]
Interest expense from related parties	$ 41,484
Related Party in Substance / JANK Howden Pty Ltd
Disclosure Of Transactions Between Related Parties [Line Items]
Interest expense from related parties	37,713
Key Management Personnel / Others
Disclosure Of Transactions Between Related Parties [Line Items]
Interest expense from related parties	$ 3,771